CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
OPERATING ACTIVITIES
Net loss	$ (3,420,941)	$ (3,001,388)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	295,303	250,211
Amortization of debt discount	99,879	150,000
Right of use asset amortization	9,994	9,130
Change in fair value of derivative liability	(405,995)	0
Change in fair value of derivative liability warrants	(190,125)	(34,875)
Stock based compensation	597,731	96,889
Shares issued for non-employee services	25,000	541,750
Forgiveness of interest	19,447	0
Warrants issued for services	824,295	8,150
(Increase) decrease in:
Interest receivable	0	(69,604)
Prepaid assets	135,778	47,140
Increase (decrease) in:
Accounts payable	(149,107)	(53,801)
Right of use liability	(10,115)	(9,085)
Customer deposit	(62,874)	0
Other current liabilities	(134,437)	163,093
NET CASH USED IN OPERATING ACTIVITIES	(2,366,167)	(1,902,390)
INVESTING ACTIVITIES
Increase in subscription receivable in exchange for cash	0	(100,000)
NET CASH USED IN INVESTING ACTIVITIES	0	(100,000)
FINANCING ACTIVITIES
Proceeds from notes payable	990,000	1,350,000
Repayment of notes payable	(218,750)	(287,500)
Preferred stock offering	5,330,000	0
Warrants issued for cash	400	0
Shares issued for cash	0	500,000
NET CASH PROVIDED BY FINANCING ACTIVITIES	6,101,650	1,562,500
NET INCREASE (DECREASE) IN CASH	3,735,483	(439,890)
CASH AT BEGINNING OF PERIOD	532,885	1,469,134
CASH AT END OF PERIOD	4,268,368	1,029,244
SUPPLEMENTAL CASH FLOW DISCLOSURES
Shares issued in exchange for notes receivable	0	1,900,000
Interest paid	2,193	2,193
Taxes paid	$ 0	$ 0